As filed with the Securities and Exchange Commission on November 2, 2017

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post- Effective Amendment No. 46	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48	X

____________________________________________

HORIZONS ETF TRUST I

(Exact Name of Registrant as Specified in Charter)

c/o Horizons ETFs Management (US) LLC

1 Landmark Square, 7th Floor

Stamford, CT 06901

(Address of Principal Executive Office)

(212) 205-8300

(Registrant’s Telephone Number)

_______________________________________________________________

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On November 27, 2017, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A for Horizons ETF Trust I (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of further delaying, until November 27, 2017 the effectiveness of Post-Effective Amendment No. 40 ("PEA No. 40"), which was filed with the Commission via EDGAR Accession No. 0000891092-17-004574 on June 22, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 40 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Horizons Russell 2000 Covered Call ETF is incorporated herein by reference to Part A of PEA No. 40.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Horizons Russell 2000 Covered Call ETF is incorporated herein by reference to Part B of PEA No. 40.

PART C—OTHER INFORMATION

The Part C of the Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 40.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 2nd day of November, 2017.

Horizons ETF Trust I

By:	/s/ Garrett K. Paolella

Name:	Garrett K. Paolella

Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett K. Paolella
Garrett K. Paolella	Trustee, President, and Chief Executive Officer	November 2, 2017

/s/ Christopher W. Roleke
Christopher W. Roleke	Treasurer and Chief Financial Officer	November 2, 2017

John L. Jacobs*
John L. Jacobs	Trustee	November 2, 2017

Robinson C. Jacobs*
Robinson C. Jacobs	Trustee	November 2, 2017

Mark W. Buckley-Jones*
Mark W. Buckley-Jones*	Trustee	November 2, 2017

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella, Trustee, President and Chief Executive Officer
Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or February 26, 2016 and incorporated by reference herein